(Loss) Earnings per Common Share	6 Months Ended
Jun. 30, 2018
(Loss) Earnings per Common Share [Abstract]
(Loss) Earnings per Common Share

9.(Loss) Earnings per Common Share

The computation of basic (loss) earnings per share is based on the weighted average number of common shares outstanding during the period.

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Numerator
Net (loss) income attributable to Tsakos Energy Navigation Limited	(9,553)	3,575	(21,468)	21,053
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,219)
Preferred share dividends Series D	(1,874)	(1,874)	(3,746)	(3,732)
Preferred share dividends Series E	(2,659)	(2,541)	(5,319)	(2,541)
Preferred share dividends Series F	(71)	—	(71)	—

Net (loss) income attributable to common stockholders	(16,266)	$ (2,949)	(34,823)	$10,561

Denominator

Weighted average common shares outstanding	86,942,159	84,284,281	86,634,907	84,126,285
Basic and diluted (loss) income per common share	$(0.19)	$(0.03)	$(0.40)	$ 0.13